Equity (Details Narrative) - BRL (R$)									12 Months Ended
	Jun. 18, 2019	Mar. 12, 2019	Mar. 12, 2019	Mar. 08, 2019	Dec. 04, 2018	Aug. 26, 2018	Apr. 26, 2018	Apr. 26, 2018	Dec. 31, 2021	Mar. 07, 2022	Jan. 27, 2022	Oct. 27, 2021	Apr. 26, 2021	Dec. 31, 2020	Dec. 23, 2020	Dec. 31, 2019	Jun. 13, 2019	Apr. 08, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Share capital									R$ 17,000					R$ 17,000		R$ 315,000			R$ 1,443,541
Share capital														R$ 17
Total number of shares									93,722,831
Total number of shares									442,669					93,146,731
Proceeds from issue of ordinary shares									R$ 55,197
Capital increase with earnings reserves																			R$ 80,541
Renounce of dividends for prior years				R$ 4,107
Par value per share									R$ 99.76				R$ 0.00005
Repurchase of ordinary shares									2,142,051
Purchase prices paid shares									R$ 74,500
Additional paid-in capital									21,861
[custom:AdditionalPaidinCapital2-0]									783
Cancellation of dividend				R$ 4,107
Dividend payables																	R$ 38,000
Dividend paid									65,521
Dividends paid classified									46,873
Dividends paid to non-controlling interests									18,648
Share capital									18.00
Proceeds from issue of shares									R$ 213,722
Uniao Educacional Do Planalto Central S A U E P C [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	R$ 36,358
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total number of shares									47,920,068					45,112,416					26,523
Repurchase of ordinary shares											1,874,457	1,383,108			1,015,844
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total number of shares														5,123
Total number of shares									45,802,763					48,034,315
Class B Ordinary Shares [Member] | Nicolau Carvalho Esteves [Member]
IfrsStatementLineItems [Line Items]
Repurchase of ordinary shares										6,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total number of shares					137,298		124,994	124,994											1,411,895
Proceeds from issue of ordinary shares					R$ 99,999		R$ 55,000
Ordinary shares [member] | B R Health [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares		R$ 150,000
Number of shares in entity held by entity or by its subsidiaries or associates shares		156,337	156,337															37,200
Par value per share				R$ 0.01
Ordinary shares [member] | Nicolau Carvalho Esteves [Member]
IfrsStatementLineItems [Line Items]
Par value per share										R$ 26.90
Repurchase of ordinary shares		160,000	160,000
Acquisition price		R$ 206.25	R$ 206.25
Acquisitions held by shareholders			R$ 33,001
Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Total number of shares							26,523	26,523
Description of ratio of convertible shares									(i) do not grant voting rights at the shareholders meetings; (ii) the right to receive an amount, as dividend, per share equal to 17.7 times the amount received per common share; and (iii) were convertible into common shares at the ratio of 1 preferred share for 17.7 common shares in the situations described in the Shareholders Agreemen
Proceeds from issue of preference shares								R$ 11,670
Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Total number of shares						5,123
Description of ratio of convertible shares									Class B preferred shares had no voting rights and had priority in capital reimbursement in case of liquidation of the Company, with no premium. Class B preferred shares were convertible into common shares at the ratio of 1 Class B preferred share f1or 1 common share, in certain situations.
Proceeds from issue of preference shares						R$ 1,304